Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 29, 2011
Buffalo Flexible Income Fund (Prospectus Summary) | Buffalo Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Buffalo Flexible Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objectives of the Buffalo Flexible Income Fund ("Flexible Income
Fund" or the "Fund") are the generation of high current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
and, as a secondary objective, the long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 26%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses represent the indirect costs of the Fund's investments in other investment companies. The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund's proportionate share of the fees and expenses of other investment companies in which the Fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its investment objectives, the Flexible Income Fund invests in both debt and equity securities. Debt securities can include government notes and bonds, mortgage and assets backed securities, bank debt, convertible debt securities, fixed and floating rate corporate debt securities, both rated and unrated, and higher-yielding, high-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as "junk bonds." Equity securities can include common stocks, preferred stocks, rights, warrants and convertible preferred stocks. With respect to its investments in equity securities, the Flexible Income Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that Kornitzer Capital Management Inc., the Fund's investment advisor
(the "Advisor"), believes that an investment in the company's securities is consistent with the Fund's investment objectives. The Fund may invest up to 20%
of its net assets in sponsored or unsponsored American Depositary Receipts
("ADRs") and securities of foreign companies that are traded on U.S. stock exchanges.

The allocation of assets invested in each type of security is designed to balance income and long-term capital appreciation with reduced volatility of returns. The Flexible Income Fund expects to change its allocation mix over time based on the Advisor's view of economic conditions and underlying security values. The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years.

With respect to debt securities, the Advisor performs extensive fundamental investment research to identify investment opportunities for the Flexible Income
Fund. When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3)
management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value. The Flexible Income Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody's
Investors Service, Inc. ("Moody's) or Standard & Poor's Ratings Group ("S&P"),
as well as the issuers of debt not rated by Moody's or S&P. The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody's or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated. The Fund has no limitations on principal, interest or reset terms on debt securities held in the Fund.

With respect to equity securities, the Advisor emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends. The Advisor may sell the Flexible Income Fund's investments to secure gains, limit losses or reinvest in more promising investment opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
The Flexible Income Fund cannot guarantee that it will achieve its investment objectives. As with any mutual fund, the value of the Flexible Income Fund's investments may fluctuate. If the value of the Flexible Income Fund's investments decreases, the value of the Fund's shares will also decrease and you may lose money. The risks associated with the Flexible Income Fund's principal investment strategies are:

Market Risk - The value of the Flexible Income Fund's shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Flexible Income Fund, and you could lose money.

Management Risk - Management risk means that your investment in the Flexible
Income Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

Equity Market Risk - Equity securities held by the Flexible Income Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or other factors.

  Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

  Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

  Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

  Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

  Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security's market price.

Large-Cap Company Risk - Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk - Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies.

Small-Cap Company Risk - Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, financial resources, product diversification and competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies.

International Risk - Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates;
different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of
U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

  American Depositary Receipts - Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Convertible Securities Risk - Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security's investment value.

Debt Securities Risk - Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may "call," or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High Yield Risk - The Flexible Income Fund invests in higher-yielding, high-risk bonds ("junk bonds"). These lower-rated bonds have a greater degree of default risk. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Flexible Income Fund's investments decreases, the value of the Fund's shares will also decrease and you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Flexible Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of additional indexes of securities with characteristics similar to those that the Fund typically holds. The Flexible Income Fund is discontinuing the use of the S&P 500 Index® and Merrill Lynch High Yield Master Index Weighted
Average as the primary index and replacing it with the S&P 500 Index® and Bank of America Merrill Lynch High Yield Master II Index Weighted Average in future prospectuses. The Fund believes that use of the S&P 500 Index® and Bank of
America Merrill Lynch High Yield Master II Index Weighted Average provides a better comparative benchmark than the S&P 500 Index® and Merrill Lynch High
Yield Master Index Weighted Average. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Flexible Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Flexible Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of additional indexes of securities with characteristics similar to those that the Fund typically holds.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Flexible Income Fund is discontinuing the use of the S&P 500 Index® and Merrill Lynch High Yield Master Index Weighted Average as the primary index and replacing it with the S&P 500 Index® and Bank of America Merrill Lynch High Yield Master II Index Weighted Average in future prospectuses. The Fund believes that use of the S&P 500 Index® and Bank of America Merrill Lynch High Yield Master II Index Weighted Average provides a better comparative benchmark than the S&P 500 Index® and Merrill Lynch High Yield Master Index Weighted Average.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-492-8332
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.buffalofunds.com/performance.html
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FLEXIBLE INCOME FUND Annual Total Return as of December 31 of Each Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
Calendar Year-to-Date Return (through June 30, 2011) = 6.88%
Best Quarter through December 31, 2010: June 30, 2003 = 14.83%
Worst Quarter through December 31, 2010: December 31, 2008 = (20.62%)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who own the Flexible Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on each investor's individual tax situation and may differ from those shown in the table.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2010
Buffalo Flexible Income Fund (Prospectus Summary) | Buffalo Flexible Income Fund | Buffalo Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter through December 31, 2010:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter through December 31, 2010:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
Buffalo Flexible Income Fund | S&P 500 Index® and Merrill Lynch High Yield Master Index® Weighted Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index® and Merrill Lynch High Yield Master Index® Weighted Average (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%
Buffalo Flexible Income Fund | S&P 500 Index® and Bank of America Merrill Lynch High Yield Master II Index Weighted Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index® and Bank of America Merrill Lynch High Yield Master II Index Weighted Average (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
Buffalo Flexible Income Fund | Lipper Balanced Funds Index®
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Balanced Funds Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
Buffalo Flexible Income Fund | Buffalo Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2001	rr_AnnualReturn2001	0.83%
Annual Return 2002	rr_AnnualReturn2002	(16.01%)
Annual Return 2003	rr_AnnualReturn2003	25.82%
Annual Return 2004	rr_AnnualReturn2004	14.07%
Annual Return 2005	rr_AnnualReturn2005	5.41%
Annual Return 2006	rr_AnnualReturn2006	16.76%
Annual Return 2007	rr_AnnualReturn2007	9.62%
Annual Return 2008	rr_AnnualReturn2008	(29.47%)
Annual Return 2009	rr_AnnualReturn2009	31.07%
Annual Return 2010	rr_AnnualReturn2010	11.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%
Buffalo Flexible Income Fund | Buffalo Flexible Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
Buffalo Flexible Income Fund | Buffalo Flexible Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.17%

[1]	Acquired Fund Fees and Expenses represent the indirect costs of the Fund's investments in other investment companies. The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund's proportionate share of the fees and expenses of other investment companies in which the Fund invests.